INVENTORIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
INVENTORIES
Finished goods	$ 511,000	$ 717,312
Raw materials	374,738	348,910
Work in progress	200,045	230,355
Inventories	$ 1,085,783	$ 1,296,577